Business Acquisition	3 Months Ended
Mar. 31, 2022
Business Combinations [Abstract]
Business Acquisition
4.	BUSINESS ACQUISITION
On February 8, 2022, the Company completed its acquisition of Safekeep, Inc. (“Safekeep”), a privately held company that leverages AI to streamline and improve subrogation management across auto, property, workers’ compensation and other insurance lines of business. Leveraging Safekeep’s
AI-enabled
subrogation solutions, the acquisition will broaden the Company’s portfolio of cloud-based solutions available to its insurance customers.
In exchange for all the outstanding shares of Safekeep, the Company paid total cash consideration of $32.3 million upon closing. In accordance with the acquisition agreement, the Company placed $6.0 million in escrow for a general indemnity holdback to be paid to the sellers within 15 months of closing subject to reduction for certain indemnifications and other potential obligations of the selling shareholders.
As additional consideration for the shares, the acquisition agreement includes a contingent earnout for additional cash consideration. The potential amount of the earnout is calculated as a multiple of revenue, above a defined floor, during the
12-month
measurement period ending December 31, 2024 and is not to exceed $90.0 million. The preliminary fair value of the contingent consideration as of the acquisition date of $0.2 million was estimated using a Monte Carlo simulation model that relies on unobservable inputs, including management estimates and assumptions. Thus, the contingent earnout is a Level 3 measurement.
The acquisition date fair value of the consideration transferred was $32.5 million, which consisted of the following (in thousands):

Cash paid through closing	$32,300
Fair value of contingent earnout consideration	200

Total acquisition date fair value of the consideration transferred	$32,500

The acquisition was accounted for as a business combination and reflects the application of acquisition accounting in accordance with ASC Topic 805,
Business Combinations
. The total purchase consideration was allocated to the assets acquired and liabilities assumed based on their fair values as of the acquisition date with the excess purchase price assigned to goodwill. The goodwill was primarily attributable to the expected synergies from the combined service offerings and the value of the acquired workforce. The goodwill is not deductible for tax purposes.
The Company’s preliminary estimates of the fair values of the assets acquired, liabilities assumed and contingent consideration are based on information that was available at the date of the acquisition and the Company is continuing to evaluate the underlying inputs and assumptions used in its valuations. Accordingly, these preliminary estimates are subject to change during the measurement period, which is up to one year from the date of acquisition.
The following table summarizes the preliminary allocation of the consideration to the fair values of the assets acquired and liabilities assumed at the acquisition date (in thousands):

Assets acquired:
Current assets	$150
Intangible asset—acquired technology	4,800
Deferred tax assets	314

Total assets acquired	5,264
Liabilities assumed:
Current liabilities	132

Total liabilities assumed	132

Net assets acquired	5,132
Goodwill	27,368

Total purchase price	$32,500

The developed technology intangible asset acquired has an estimated useful life of seven years. The acquired technology intangible asset is being amortized on a straight-line basis.
The fair value of the acquired technology intangible asset was determined by valuation models based on estimates of future operating projections as well as judgments on the discount rates and other variables. This fair value measurement is based on significant unobservable inputs, including management estimates and assumptions and thus represents a Level 3 measurement.
The transaction costs associated with the acquisition were approximately $1.1 million, which are included in general and administrative expenses within the condensed consolidated statement of operations and comprehensive income (loss) for the three months ended March 31, 2022.